Stock-Based Compensation (Stock Option and SSARs Activity) (Details) (Stock Options and SSARs, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options and SSARs
Number Outstanding [Roll Forward]
Outstanding at December 31, 2011 (in shares)	6,108,456
Granted (in shares)	698,526
Exercised (in shares)	(297,446)
Lapsed (in shares)	(1,630,983)
Outstanding at December 31, 2012 (in shares)	4,878,553
Weighted Average Exercise Price [Roll Forward]
Outstanding at December 31, 2011 (usd per share)	$ 12.23
Granted (usd per share)	$ 11.83
Exercised (usd per share)	$ 1.58
Lapsed (usd per share)	$ 20.28
Outstanding at December 31, 2012 (usd per share)	$ 10.12
Outstanding at December 31, 2012, Weighted Average Remaining Contractual Term	3 years 2 months 12 days
Outstanding at December 31, 2012, Aggregate Intrinsic Value	$ 9.7
Exercisable shares at December 31, 2012	3,796,756
Exercisable shares at December 31, 2012, Weighted Average Exercise Price	$ 9.95
Exercisable shares at December 31, 2012, Weighted Average Contractual Term	2 years 4 months 24 days
Exercisable shares at December 31, 2012, Aggregate Intrinsic Value	9.7
Options/SSARs vested or expected to vest, Number Outstanding	4,814,335
Options/SSARs vested or expected to vest, Weighted Average Exercise Price	$ 10.12
Options/SSARs vested or expected to vest, Weighted Average Remaining Contractual Term	3 years 1 month 6 days
Options/SSARs vested or expected to vest, Aggregate Intrinsic Value	$ 9.7